OPERATING REVENUES - Schedule of Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Voyages in progress (contract assets)	$ 14,690	$ 14,476
Trade accounts receivable	4,468	15,916
Other current assets (capitalized fulfillment costs)	4,894	3,249
Total	$ 24,052	$ 33,641